INTEREST BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term loans and borrowings
Finance lease payables		¥ 4,081,270	¥ 5,607,570
Long-term loans and borrowings		60,316,871	61,809,365
Current portion of finance lease payables		(2,328,358)	(2,115,644)
Current portion of medium-term bonds and long-term bonds		(396,727)	(12,492,378)
Current portion of long-term bank and other loans		(3,384,400)	(6,911,640)
Non-current portion of long-term loans and borrowings	$ 7,884,137	54,207,386	40,289,703
Bank and other loans
Long-term loans and borrowings
Long-term loans and borrowings		46,140,740	40,504,834
Secured
Long-term loans and borrowings
Long-term loans and borrowings		12,608,727	14,716,175
Guaranteed
Long-term loans and borrowings
Long-term loans and borrowings		3,040,400	3,191,277
Unsecured
Long-term loans and borrowings
Long-term loans and borrowings		30,491,613	22,597,382
Medium-term notes and bonds and long-term bonds
Long-term loans and borrowings
Long-term loans and borrowings		10,094,861	15,696,961
Unsecured
Long-term loans and borrowings
Long-term loans and borrowings		¥ 10,094,861	¥ 15,696,961